Note 9 - Income tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Pillar two legislation description	The group applies the IAS 12 exception regarding the recognition and disclosure of deferred tax assets and liabilities related to Pillar Two income taxes.
Current tax expense, related to Pillar Two income taxes	$ 81,400
Deferred tax assets	831,298	$ 789,615
Charge related to withholding taxes for intra group international operations	20,000	164,300	$ 21,000
Deferred Tax Income Recognised In Profit Or Loss	186,000	550,300
Argentina and Mexico
Disclosure of geographical areas [line items]
Tax inflation adjustments	$ 368,200	$ 349,000	$ 250,400
Luxembourg Ville
Disclosure of geographical areas [line items]
Corporate income tax rate	24.94%	23.87%
Deferred tax assets	$ 86,900
Charge related to withholding taxes for intra group international operations	$ 81,400